Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Earnings from continuing operations	$ 180	$ 637
Adjustments for:
Depreciation	110	113
Net gains on disposals of businesses and investments		(36)
Deferred tax	(167)	(286)
Other	394	361
Pension contribution		(500)
Changes in working capital and other items	(134)	(151)
Operating cash flows from continuing operations	892	630
Operating cash flows from discontinued operations	1,170	1,399
Net cash provided by operating activities	2,062	2,029
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(478)	(2)
Proceeds from disposals of businesses and investments	6	50
Capital expenditures	(576)	(519)
Proceeds from disposals of property and equipment	27
Other investing activities	18	18
Investing cash flows from continuing operations	(1,003)	(453)
Investing cash flows from discontinued operations, net of taxes paid	15,732	(594)
Net cash provided by (used in) investing activities	14,729	(1,047)
FINANCING ACTIVITIES
Proceeds from debt	1,370
Repayments of debt	(3,719)	(2,112)
Net (repayments) borrowings under short-term loan facilities	(1,661)	1,641
Payments on common shares	(1,174)	(1,000)
Other financing activities	(1)	5
Financing cash flows from continuing operations	(14,876)	(2,424)
Financing cash flows from discontinued operations	(60)	(66)
Net cash used in financing activities	(14,936)	(2,490)
Increase (decrease) in cash and bank overdrafts	1,855	(1,508)
Translation adjustments	(20)	9
Cash and bank overdrafts at beginning of period	868	2,367
Cash and bank overdrafts at end of period	2,703	868
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	2,706	874
Bank overdrafts	(3)	(6)
Cash and bank overdrafts at end of period	2,703	868
Supplemental cash flow information is provided in note 28.
Interest paid	(296)	(374)
Interest received	40	8
Income taxes paid	(308)	(191)
Substantial issuer bid/tender offer [member]
FINANCING ACTIVITIES
Payments on common shares	(6,485)
Return of capital [member]
FINANCING ACTIVITIES
Payments on common shares	(2,303)
Share repurchases [member]
FINANCING ACTIVITIES
Payments on common shares	(1,174)	(1,000)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(3)	(2)
Number of common shares [member]
FINANCING ACTIVITIES
Dividends paid	(900)	(956)
Computer software [member]
Adjustments for:
Amortization expense	400	357
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 109	$ 135